PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

5. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2012	2013
Buildings	$239,802,732	$256,337,827
Leasehold improvement	124,360	129,294
Plant and machinery	912,832,256	812,802,994
Motor vehicles	5,040,204	3,245,386
Office equipment	12,062,564	13,264,375
	1,169,862,116	1,085,779,876
Less: Accumulated depreciation	295,223,230	291,849,362
	874,638,886	793,930,514
Construction in progress	227,923,439	69,162,670
Property, plant and equipment, net	$1,102,562,325	$863,093,184

Construction in progress represents new production facilities under construction in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan ReneSola and Sichuan Ruiyu.

The carrying amount of the power stations is $16.8million as of December 31, 2013 and is included in “Buildings” and “Plant and machinery,”  and was reclassified from project assets to property plant and equipment at the point it no longer met the held for sale criteria.

Depreciation expense for the years ended December 31, 2011, 2012 and 2013 was $82,730,940, $93,501,714 and $ 112,894,150, respectively.

During the third quarter of 2012, as a result of weak market conditions and a significant decline in the Company’s market capitalization to a level lower than its net book value, the Company concluded that circumstances  existed which required the Company to test certain long-lived assets for recoverability. Based on the recoverability tests performed, the Company determined that no impairment was required except for the mono furnaces which had previously been recorded as assets held-for-sale and were determined to be obsolete, after the counterparty reneged on their obligations under the contractual sales agreement. As a result, a total impairment charge of $6,437,716 was recognized.

At the end of September 2013, the Company concluded that its efforts to sufficiently reduce the cost of production, compared to the prevailing market price of polysilicon,were not successful. After conducting a further internal assessment the Company determined that it was no longer feasible to operate the Phase I facility without a loss and recognized an impairment charge in its wafer segment accordingly. Production at the Phase I facility was permanently discontinued in October 2013. As a result, the Company recognized $194,694,559, impairment charge for the year ended December 31, 2013.